CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Operating expenses:
General and administrative	$ 899,486
Income from operations	(899,486)
Other expense, net:
Income tax expense	0
Net income	6,258,699
Net income attributable to common stockholders:
Basic	6,246,558
OLD PlayStudios, Inc.
Net revenues	74,097,000		$ 58,302,000		$ 269,882,000		$ 239,421,000		$ 195,499,000
Operating expenses:
Cost of revenue	24,488,000	[1]	19,734,000	[1]	91,469,000	[2]	80,267,000	[2]	66,784,000	[2]
Selling and marketing	17,000,000		11,926,000		57,124,000		59,931,000		54,068,000
General and administrative	4,279,000		5,710,000		16,960,000		16,712,000		19,620,000
Research and development	14,746,000		9,483,000		51,696,000		38,986,000		30,168,000
Depreciation and amortization	6,034,000		5,388,000		22,192,000		25,154,000		16,246,000
Total operating costs and expenses	66,547,000		52,241,000		259,533,000		222,284,000		189,202,000
Income from operations	7,550,000		6,061,000		10,349,000		17,137,000		6,297,000
Other expense, net:
Interest income (expense), net	(42,000)		54,000
Other expense, net	(242,000)		(188,000)		929,000		716,000		(227,000)
Total other expense, net	(284,000)		(134,000)		787,000		452,000		(511,000)
Income before income taxes	7,266,000		5,927,000		11,136,000		17,589,000		5,786,000
Income tax expense	(1,348,000)		(435,000)		1,671,000		(3,975,000)		(2,964,000)
Net income	5,918,000		5,492,000		12,807,000	[3],[4]	13,614,000	[3],[4]	2,822,000	[3],[4]
Net income attributable to common stockholders:
Basic	1,918,000	[5]	1,654,000	[5]	5,985,000	[6]	6,440,000	[6]	3,367,000	[6]
Diluted	$ 2,099,000	[5]	$ 1,729,000	[5]	$ 6,420,000	[6]	$ 6,669,000	[6]	$ 3,477,000	[6]
Net income attributable to common stockholders per share:
Basic	$ 0.01		$ 0.01		$ 0.03		$ 0.03		$ 0.01
Diluted	$ 0.01		$ 0.01		$ 0.02		$ 0.03		$ 0.01
Weighted average shares of common stock outstanding:
Basic	239,946		236,367		236,118,856		234,070,277		229,409,649
Diluted	305,007		264,323		283,067,558		255,453,583		248,179,915

[1]	Amounts exclude depreciation and amortization.
[2]	Amounts exclude depreciation and amortization.
[3]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, International. As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.
[4]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, PlayStudios International Limited (“International”). As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.
[5]	Refer to Note 17 for determination of net income attributable to common stockholders versus participating preferred stockholders.
[6]	Refer to Note 15 for determination of net come attributable to common stockholders versus participating preferred stockholders, including discussion of deemed contributions related to the redemption of preferred NCI and the associated impact on 2018 net income attributable to common stockholders.